UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY 12207-1002
(Address of principal executive offices) (Zip code)

Robert A. Benton
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Opportunity Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
December 31, 2016

Table of Contents

PARADIGM FUNDS
Letter to Shareholders	2
Sector Allocation	5
Performance Information	7
Schedules of Investments	11
Statements of Assets and Liabilities	21
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	25
NOTES TO FINANCIAL STATEMENTS	27
DISCLOSURE OF EXPENSES	33
ADDITIONAL INFORMATION	35
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37
TRUSTEES & OFFICERS	38

2016 Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

In our prior year-end letter, we expressed optimism that small-cap outperformance was likely to rebound after two previous years of underperformance. We are happy to report that in 2016 we finally saw a reversal of the equity market trends from 2014 and 2015, when large-cap outperformed small-cap, and Growth outperformed Value. In 2016, however, small-cap finally outperformed large-cap and Value outperformed Growth across all market-cap buckets. In a clear illustration of this trend, the Russell 2000 Index returned 21.31%, with the Russell 2000 Growth Index returning 11.32% versus 31.74% for the Russell 2000 Value Index—a massive 20-point differential. This small-cap value resurgence is consistent with our investment strategy, and a welcome contrast to the anomalous 2014-2015 period.

While we were gratified to see a reversal of the market trends that had been challenging in prior years, we would also be the first to acknowledge that the US equity market—small-cap in particular—has come very far very fast. When considering that 20-point spread between Value and Growth, and the more than 30-point spread between the Russell 2000’s low and high within 2016, this by definition gives us pause for thought. Clearly such a rapid ascent in the markets causes investors—ourselves included—to question if fundamentals have truly changed as quickly as the market has repriced them.

The US economy as a whole remains on solid footing, with sustained improvements in all of the key areas, such as GDP growth, employment data, housing and construction growth, and ISM data. Clearly the outcome of the US election drove strength in small-cap stocks as the presumed beneficiary of a Trump presidency. In our conversations with our portfolio holdings’ CFOs, there is a general assessment of a less onerous (and thus less costly) regulatory environment, potential lower corporate tax rates, as well as the possibility of a more favorable offshore cash repatriation policy. These factors all bode well for corporate America. Moreover, recent headlines have highlighted large corporations such as Ford and Amazon bringing more jobs back to the US from lower-cost geographies.

Despite all of these positives, there are still several headwinds from our view. The US consumer environment remains challenging, as retailers navigate what it means to provide an omnichannel shopping experience. The consumer may enjoy the convenience, but the costs of fulfilling this demand can be prohibitive for a traditional specialty retailer. Healthcare was the only negative sector in the Russell 2000 in 2016 and remains under pressure in 2017. Concerns around pharmaceutical pricing and the repeal of the Affordable Care Act have thrown the share prices of many healthcare companies into a tailspin. The energy and commodity price landscape remains an unknown to us, confirming our typical underweight exposure to these areas. The Technology sector, as our top contributor for 2016, has performed exceptionally well, but we would question how much further near-term upside there is from here, as the sector appears well priced at present.

It is clearly still a thematic market, in which industries that are well loved (optical components to name one) seem to have a self-propelling momentum. Small-cap equities appear to also have momentum in light of a more US-centric presidential administration, as well as the perception that they should be more immune to global turmoil and trade issues.

Given the above cross-currents, while we are constructive for 2017, we do not see it as a cakewalk. The new presidential administration remains a total unknown, and we do view that as a risk for equity markets. This wild-card aspect means that global markets could be roiled by any number of one-off comments, geopolitical tensions, or saber-rattling. We see

2016 Annual Report 2

this new risk element as one that we must overweight in the near-term transition. The silver lining to this unknown is that volatility does create opportunities, particularly in the more inefficient pockets of the market, such as small-cap. For example, the recent broad-based sell-off in healthcare should provide investment opportunities for those with a long-term outlook.

Paradigm Value Fund

The Paradigm Value Fund (PVFAX) appreciated 17.29% in 2016, compared to a gain of 31.74% for the benchmark Russell 2000 Value.

The soaring benchmark Financials sector appreciated 34.82% but the portfolio sector surpassed with a return of 39.17%, making that sector the portfolio’s biggest contributor for the year. This was offset by an underweight to the sector.

Stock selection also drove the Industrials sector, with portfolio holdings’ 40.50% return ahead of the benchmark sector’s 31.44% gain.

Consumer Discretionary and Health Care proved more challenging, however, and portfolio holdings lagged benchmark peers materially in both sectors.

Paradigm Select Fund

The Paradigm Select Fund (PFSLX) gained 15.98% in 2016, compared to a gain of 17.59% for the benchmark Russell 2500.

Strong stock selection in the Information Technology sector was the top contributor to relative and absolute performance in 2016 by a large margin. Portfolio holdings gained 30.28%, compared to a gain of 17.83% for the benchmark sector.

Industrials holdings proved more challenging, with modest stock selection underperfor-mance compounded by an underweight to a high-performing sector.

Paradigm Opportunity Fund

The Paradigm Opportunity Fund (PFOPX) gained 14.58% in 2016, compared to a gain of 21.31% for the benchmark Russell 2000.

The Fund’s concentration in the Information Technology sector made that sector the top absolute contributor in 2016.

Health Care was the top performer on a relative basis. Portfolio holdings slipped 0.86% over the course of the year, compared to a drop of 7.84% for the benchmark sector.

While the Financials sector was 2016’s top-performing benchmark sector, Financials were a detractor to the Fund’s performance relative to the Russell 2000, primarily due to the Fund’s significant underweight to the sector.

2016 Annual Report 3

Paradigm Micro-Cap Fund

The Paradigm Micro-Cap Fund (PVIVX) gained 27.33% in 2016, compared to a gain of 20.37% for the benchmark Russell Microcap.

The portfolio outperformed in three of the four sectors where it has traditionally focused: Information Technology, Health Care, and Industrials. The Information Technology sector was the major driver of returns in 2016. Portfolio holdings in the Information Technology sector appreciated 43.33%, more than double the benchmark sector’s 18.52% gain.

Ongoing upheaval in retail made the Consumer Discretionary sector a detractor for the year, with that sector’s portfolio holdings’ 16.29% gain lagging the benchmark sector’s 20.52% increase. The portfolio’s Specialty Retail industry holdings did outperform their peers in the benchmark industry, however.

Sincerely,

Candace King Weir President and Chief Investment Officer Paradigm Funds Advisor LLC	Amelia F. Weir Senior Vice President Paradigm Funds Advisor LLC

2016 Annual Report 4

Paradigm Funds (Unaudited)

                                                 PARADIGM VALUE FUND
                                    Sector Allocation as of December 31, 2016
                                    (As a Percentage of Equity Securities Held)

                                                PARADIGM SELECT FUND
                                   Sector Allocation as of December 31, 2016
                                  (As a Percentage of Equity Securities Held)

2016 Annual Report 5

Paradigm Funds (Unaudited)

                                     PARADIGM OPPORTUNITY FUND
                            Sector Allocation as of December 31, 2016
                           (As a Percentage of Equity Securities Held)

                                     PARADIGM MICRO-CAP FUND
                           Sector Allocation as of December 31, 2016
                          (As a Percentage of Equity Securities Held)

2016 Annual Report 6

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended December 31, 2016.

December 31, 2016 NAV $48.10

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	17.29%	6.79%	9.87%	6.21%
Russell 2000® Value Index(B)	31.74%	8.31%	15.07%	6.26%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 2.00%, and 1.50% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.50% of its average daily net assets through April 30, 2017.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2016 Annual Report 7

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended December 31, 2016.

December 31, 2016 NAV $33.49

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Select Fund	15.98%	7.29%	11.66%	7.17%
Russell 2500® Index(B)	17.59%	6.93%	14.54%	7.69%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 1.50%, and 1.15% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2017.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2016 Annual Report 8

Paradigm Opportunity Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended December 31, 2016.

December 31, 2016 NAV $35.68

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Opportunity Fund	14.58%	6.37%	10.02%	6.10%
Russell 2000® Index(B)	21.31%	6.74%	14.46%	7.07%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends, capital gain distributions and return of capital. The inception date of the Paradigm Opportunity Fund was January 1, 2005.

(B) The Russell 2000® Index (whose composition is different from the Fund) consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 2.00%, and 1.25% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.25% of its average daily net assets through April 30, 2017.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2016 Annual Report 9

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Period Ended December 31, 2016.

December 31, 2016 NAV $29.89

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
Paradigm Micro-Cap Fund	27.33%	5.26%	12.87%	7.67%
Russell Microcap® Index(B)	20.37%	5.77%	15.59%	7.09%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008. Effective December 27, 2011, the name of the Paradigm Intrinsic Value Fund was changed to the Paradigm Micro-Cap Fund.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Effective December 27, 2011 the Fund changed its investment strategy. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies. Therefore, the primary comparative index was changed from the S&P 500® Index to the Russell Microcap® Index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio is 1.25% .

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2016 Annual Report 10

Paradigm Value Fund
		Schedule of Investments
		December 31, 2016
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
90,000	Air Transport Services Group, Inc. *	$1,436,400	2.31%
Aircraft Parts & Auxiliary Equipment, NEC
40,000	Ducommun Incorporated *	1,022,400	1.65%
Cable & Other Pay Television Services
33,700	TiVo Solutions Inc. *	704,330	1.13%
Communications Equipment, NEC
20,000	Vocera Communications, Inc. *	369,800	0.60%
Computer Communications Equipment
66,200	A10 Networks, Inc. *	550,122
400,000	Extreme Networks, Inc. *	2,012,000
		2,562,122	4.13%
Construction - Special Trade Contractors
74,800	Matrix Service Co. *	1,697,960	2.73%
Deep Sea Foreign Transportation of Freight
122,100	Ardmore Shipping Corporation (Ireland)	903,540	1.46%
Electrical Work
26,400	EMCOR Group Inc.	1,868,064	3.01%
Electronic Computers
10,000	Omnicell, Inc. *	339,000	0.55%
Heavy Construction Other Than Building Construction - Contractors
25,000	Granite Construction Incorporated	1,375,000	2.21%
Industrial Organic Chemicals
21,100	Sensient Technologies Corp.	1,658,038	2.67%
Laboratory Analytical Instruments
29,600	PerkinElmer Inc.	1,543,640	2.49%
Motor Vehicle Parts & Accessories
63,100	Tower International, Inc.	1,788,885	2.88%
Motor Vehicles & Passenger Car Bodies
40,000	Federal Signal Corporation	624,400	1.01%
National Commercial Banks
48,700	First Merchants Corporation	1,833,555
29,436	National Bank Holdings Corporation - Class A	938,714
		2,772,269	4.46%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
113,200	RTI Surgical, Inc. *	367,900	0.59%
Paper Mills
10,000	KapStone Paper and Packaging Corporation	220,500	0.36%
Printed Circuit Boards
10,000	Jabil Circuit, Inc.	236,700	0.38%
Radio & TV Broadcasting & Communications Equipment
10,000	ARRIS International plc *	301,300
120,000	Mitel Networks Corporation * (Canada)	816,000
		1,117,300	1.80%
Retail - Apparel & Accessory Stores
30,000	Citi Trends, Inc.	565,200
85,400	Express Inc. *	918,904
33,400	Tailored Brands, Inc.	853,370
		2,337,474	3.76%
Retail - Family Clothing Stores
80,400	American Eagle Outfitters, Inc.	1,219,668	1.96%
Retail - Retail Stores, NEC
24,500	IAC/InterActiveCorp. *	1,587,355	2.56%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Annual Report 11

Paradigm Value Fund
		Schedule of Investments
		December 31, 2016
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Retail - Shoe Stores
24,400	Foot Locker, Inc.	$1,729,716	2.79%
Retail - Women's Clothing Stores
60,000	New York & Company, Inc. *	136,200	0.22%
Savings Institution, Federally Chartered
40,300	LegacyTexas Financial Group, Inc.	1,735,318	2.79%
Semiconductors & Related Devices
3,488	Cavium, Inc. *	217,791
73,700	EMCORE Corporation *	641,190
12,000	Finisar Corporation *	363,240
51,400	Kulicke & Soffa Industries Inc. * (Singapore)	819,830
50,000	Lattice Semiconductor Corporation *	368,000
33,700	Microsemi Corporation *	1,818,789
30,000	NeoPhotonics Corporation	324,300
40,000	Oclaro, Inc. *	358,000
29,900	Qorvo, Inc. *	1,576,627
		6,487,767	10.44%
Services - Business Services, NEC
33,500	Rightside Group, Ltd. *	277,045	0.45%
Services - Computer Integrated Systems Design
52,600	Convergys Corp.	1,291,856
44,300	Quality Systems, Inc. *	582,545
		1,874,401	3.02%
Services - Equipment Rental & Leasing, NEC
30,000	Neff Corporation - Class A *	423,000	0.68%
Services - Help Supply Services
66,100	Kforce Inc.	1,526,910	2.46%
Services - Hospitals
22,900	Magellan Health Services Inc. *	1,723,225
23,100	MEDNAX, Inc. *	1,539,846
		3,263,071	5.25%
Services - Management Services
100,000	Accretive Health, Inc. *	225,000	0.36%
Services - Motion Picture Theaters
65,300	Regal Entertainment Group Class A	1,345,180	2.17%
Special Industry Machinery, NEC
107,000	Brooks Automation, Inc.	1,826,490	2.94%
State Commercial Banks
30,000	Banner Corporation	1,674,300
34,000	Renasant Corporation	1,435,480
		3,109,780	5.01%
Surgical & Medical Instruments & Apparatus
60,000	MiMedx Group, Inc. *	531,600	0.86%
Telegraph & Other Message Communications
22,500	j2 Global, Inc.	1,840,500	2.96%
Transportation Services
19,500	GATX Corp.	1,200,810	1.93%
Total for Common Stocks (Cost $32,527,001)		$55,285,533	89.03%
REAL ESTATE INVESTMENT TRUSTS
58,000	Blackstone Mortgage Trust, Inc. - Class A	$1,744,060
120,928	Gramercy Property Trust Inc.	1,110,119
15,550	Mid-America Apartment Communities Inc.	1,522,656
Total for Real Estate Investment Trusts (Cost $2,885,995)		4,376,835	7.05%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Annual Report 12

Paradigm Value Fund
	Schedule of Investments
	December 31, 2016
Shares	Fair Value	% of Net Assets

MONEY MARKET FUNDS
2,521,016 SEI Daily Income Trust Government Fund CL A 0.32% **	2,521,016	4.06%
(Cost $2,521,016)
Total Investment Securities	62,183,384	100.14%
(Cost $37,934,012) ***
Liabilities in Excess of Other Assets	(87,355)	-0.14%
Net Assets	$62,096,029	100.00%

** The Yield Rate shown represents the 7-day yield at December 31, 2016.
*** At December 31, 2016, tax basis cost of the Fund’s investments was $38,071,347 and the unrealized appreciation and depreciation were $25,871,389 and ($1,759,352), respectively, with a net unrealized appreciation of $24,112,037.

The accompanying notes are an integral part of these financial statements.

2016 Annual Report 13

Paradigm Select Fund
		Schedule of Investments
		December 31, 2016
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Transportation, Nonscheduled
3,400	Air Methods Corporation *	$108,290	0.47%
Aircraft & Parts
6,000	Triumph Group, Inc.	159,000	0.70%
Cable & Other Pay Television Services
31,000	TiVo Solutions Inc. *	647,900	2.83%
Chemical & Allied Products
575	Innospec Inc.	39,388
1,625	Olin Corp.	41,616
		81,004	0.35%
Construction - Special Trade Contractors
23,800	Matrix Service Co. *	540,260	2.36%
Electrical Work
5,700	EMCOR Group Inc.	403,332	1.76%
Electromedical & Electrotherapeutic Apparatus
13,700	Masimo Corporation *	923,380	4.04%
Electronic Computers
6,000	Omnicell, Inc. *	203,400	0.89%
Fire, Marine & Casualty Insurance
300	Alleghany Corporation *	182,436
2,850	American Financial Group Inc.	251,142
4,350	Aspen Insurance Holdings Limited (Bermuda)	239,250
733	Endurance Specialty Holdings Ltd. (Bermuda)	67,729
		740,557	3.24%
Footwear (No Rubber)
4,700	Caleres, Inc.	154,254	0.67%
Household Furniture
4,000	La-Z-Boy Incorporated	124,200	0.54%
Industrial Instruments for Measurement, Display, and Control
3,400	MKS Instruments, Inc.	201,960	0.88%
Industrial Organic Chemicals
4,100	Sensient Technologies Corporation	322,178
3,850	Westlake Chemical Corp.	215,562
		537,740	2.35%
Instruments For Measurement & Testing of Electricity & Electric Signals
17,875	Teradyne, Inc.	454,025	1.99%
Laboratory Analytical Instruments
9,600	PerkinElmer Inc.	500,640	2.19%
Millwood, Veneer, Plywood, & Structural Wood Members
5,400	Ply Gem Holdings, Inc. *	87,750	0.38%
Miscellaneous Manufacturing Industries
5,400	Hillenbrand, Inc.	207,090	0.91%
Motor Vehicle Parts & Accessories
1,500	Visteon Corporation *	120,510	0.53%
National Commercial Banks
3,600	KeyCorp	65,772	0.29%
Paper Mills
10,000	KapStone Paper and Packaging Corporation	220,500	0.96%
Plastics Products
1,900	AptarGroup Inc.	139,555
10,000	Entegris, Inc. *	179,000
		318,555	1.39%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Annual Report 14

Paradigm Select Fund
		Schedule of Investments
		December 31, 2016
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Printed Circuit Boards
19,200	Jabil Circuit, Inc.	$454,464
14,600	TTM Technologies, Inc. *	198,998
		653,462	2.86%
Radio & TV Broadcasting & Communications Equipment
7,400	ARRIS International plc *	222,962
30,000	Mitel Networks Corporation * (Canada)	204,000
		426,962	1.87%
Retail - Apparel & Accessory Stores
17,300	Express Inc. *	186,148
8,950	Tailored Brands, Inc.	228,672
		414,820	1.81%
Retail - Family Clothing Stores
22,800	American Eagle Outfitters, Inc.	345,876	1.51%
Retail - Lumber & Other Building Materials Dealers
16,100	BMC Stock Holdings, Inc. *	313,950	1.37%
Retail - Radio, TV & Consumer Electronics Stores
11,600	Best Buy Co., Inc.	494,972	2.16%
Retail - Retail Stores, NEC
7,300	IAC/InterActiveCorp.	472,967	2.07%
Retail - Shoe Stores
8,400	Foot Locker, Inc.	595,476	2.60%
Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	128,388	0.56%
Savings Institution, Not Federally Chartered
4,000	Berkshire Hills Bancorp, Inc.	147,400	0.64%
Search, Detection, Navigation, Guidance, Aeronautical Systems
6,000	Garmin Ltd. (Switzerland)	290,940	1.27%
Semiconductors & Related Devices
7,300	Finisar Corporation *	220,971
13,500	Kulicke & Soffa Industries Inc. * (Singapore)	215,325
17,725	Marvell Technology Group Ltd. (Bermuda)	245,846
15,500	Microsemi Corporation *	836,535
26,200	Oclaro, Inc. *	234,490
11,000	Qorvo, Inc. *	580,030
5,800	Skyworks Solutions, Inc.	433,028
		2,766,225	12.10%
Services - Auto Rental & Leasing
1,200	Ryder System, Inc.	89,328	0.39%
Services - Computer Integrated Systems Design
20,600	Allscripts Healthcare Solutions, Inc. *	210,326
18,800	Convergys Corp.	461,728
14,000	Quality Systems, Inc. *	184,100
		856,154	3.74%
Services - Help Supply Services
12,525	Kelly Services, Inc. - Class A	287,073
9,750	Kforce Inc.	225,225
		512,298	2.24%
Services - Hospitals
8,200	Magellan Health Services Inc. *	617,050
13,400	MEDNAX, Inc. *	893,244
		1,510,294	6.60%
Services - Motion Picture Theaters
17,000	Regal Entertainment Group Class A	350,200	1.53%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Annual Report 15

Paradigm Select Fund
		Schedule of Investments
		December 31, 2016
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Services - Prepackaged Software
2,625	Progress Software Corporation	$83,816	0.37%
Steel Pipe & Tubes
6,800	Allegheny Technologies Incorporated	108,324	0.47%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
2,100	Carpenter Technology Corporation	75,957	0.33%
Surety Insurance
10,500	MGIC Investment Corporation *	106,995
8,200	Radian Group Inc.	147,436
		254,431	1.11%
Surgical & Medical Instruments & Apparatus
26,800	Globus Medical, Inc. - Class A *	664,908
15,000	MiMedx Group, Inc. *	132,900
3,600	NuVasive, Inc. *	242,496
		1,040,304	4.56%
Telegraph & Other Message Communications
6,700	j2 Global, Inc.	548,060	2.41%
Telephone & Telegraph Apparatus
9,100	Ciena Corporation *	222,131
5,500	Fabrinet * (Thailand)	221,650
		443,781	1.95%
Title Insurance
5,900	Fidelity National Financial, Inc.	200,364
6,700	Fidelity National Financial Ventures *	91,790
		292,154	1.28%
Transportation Services
2,400	GATX Corporation	147,792	0.65%
Wholesale - Computers & Peripheral Equipment & Software
900	SYNNEX Corporation	108,918	0.48%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
2,200	EnerSys	171,820	0.75%
Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company *	189,000	0.83%
Total for Common Stocks (Cost $17,681,878)		$20,634,188	90.23%
REAL ESTATE INVESTMENT TRUSTS
5,200	Mid-America Apartment Communities Inc.	509,184	2.23%
Total for Real Estate Investment Trusts (Cost $433,746)
MONEY MARKET FUNDS
2,255,932	SEI Daily Income Trust Government Fund CL A 0.32% **	2,255,932	9.86%
	(Cost $2,255,932)
Total Investment Securities		23,399,304	102.32%
	(Cost $20,371,556) ***
Liabilities in Excess of Other Assets		(530,227)	-2.32%
Net Assets		$22,869,077	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at December 31, 2016.
*** At December 31, 2016, tax basis cost of the Fund’s investments was $20,422,484 and the unrealized appreciation and depreciation were $3,343,962 and ($367,142), respectively, with a net unrealized appreciation of $2,976,820.

The accompanying notes are an integral part of these financial statements.

2016 Annual Report 16

Paradigm Opportunity Fund
		Schedule of Investments
		December 31, 2016
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Cable & Other Pay Television Services
13,700	TiVo Solutions Inc. *	$286,330	4.27%
Computer Communications Equipment
13,400	A10 Networks, Inc. *	111,354	1.66%
Construction - Special Trade Contractors
8,600	Matrix Service Co. *	195,220	2.91%
Electrical Work
2,825	EMCOR Group Inc.	199,897	2.98%
Industrial Organic Chemicals
2,550	Sensient Technologies Corporation	200,379	2.99%
Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	179,705	2.68%
Laboratory Analytical Instruments
2,850	PerkinElmer Inc.	148,628	2.22%
Miscellaneous Manufacturing Industries
5,500	Hillenbrand, Inc.	210,925	3.15%
Retail - Apparel & Accessory Stores
9,475	Express Inc. *	101,951
4,900	Tailored Brands, Inc.	125,195
		227,146	3.39%
Retail - Department Stores
1,400	Dillard's, Inc. - Class A	87,766	1.31%
Retail - Family Clothing Stores
12,200	American Eagle Outfitters, Inc.	185,074	2.76%
Retail - Lumber & Other Building Materials Dealers
8,700	BMC Stock Holdings, Inc. *	169,650	2.53%
Retail - Retail Stores, NEC
3,250	IAC/InterActiveCorp. *	210,568	3.14%
Retail - Shoe Stores
2,200	DSW Inc. - Class A	49,830
4,500	Foot Locker, Inc.	319,005
		368,835	5.51%
Rolling Drawing & Extruding of Nonferrous Metals
2,131	Alcoa, Inc.	59,838	0.89%
Semiconductors & Related Devices
8,300	Kulicke & Soffa Industries Inc. * (Singapore)	132,385
6,500	Microsemi Corporation *	350,805
4,900	Qorvo, Inc. *	258,377
3,400	Skyworks Solutions, Inc.	253,844
		995,411	14.86%
Services - Computer Integrated Systems Design
8,350	Convergys Corp.	205,076	3.06%
Services - Help Supply Services
7,600	Kelly Services, Inc. - Class A	174,192	2.60%
Services - Hospitals
3,150	Magellan Health Services Inc. *	237,037
2,600	MEDNAX, Inc. *	173,316
		410,353	6.13%
Services - Motion Picture Theaters
11,475	Regal Entertainment Group Class A	236,385	3.53%
Services - Prepackaged Software
6,700	Progress Software Corporation	213,931	3.19%
Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	122,400	1.83%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Annual Report 17

Paradigm Opportunity Fund
		Schedule of Investments
		December 31, 2016
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Special Industry Machinery, NEC
17,625	Brooks Automation, Inc.	$300,859	4.49%
Surgical & Medical Instruments & Apparatus
10,125	AtriCure, Inc. *	198,146
16,800	Avinger, Inc. *	62,160
		260,306	3.90%
Telegraph & Other Message Communications
3,775	j2 Global, Inc.	308,795	4.61%
Total for Common Stocks (Cost $3,478,574)		$6,069,023	90.59%
REAL ESTATE INVESTMENT TRUSTS
2,825	Mid-America Apartment Communities Inc.	276,624
Total for Real Estate Investment Trusts (Cost $121,247)		276,624	4.13%
MONEY MARKET FUNDS
366,086	SEI Daily Income Trust Government Fund CL A 0.32% **	366,086	5.47%
	(Cost $366,086)
Total Investment Securities		6,711,733	100.19%
	(Cost $3,965,907) ***
Liabilities in Excess of Other Assets		(13,003)	-0.19%
Net Assets		$6,698,730	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at December 31, 2016.
*** At December 31, 2016, tax basis cost of the Fund’s investments was $3,988,010 and the unrealized appreciation and depreciation were $2,856,646 and ($132,923), respectively, with a net unrealized appreciation of $2,723,723.

The accompanying notes are an integral part of these financial statements.

2016 Annual Report 18

Paradigm Micro-Cap Fund
		Schedule of Investments
		December 31, 2016
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment, NEC
40,000	Ducommun Incorporated *	$1,022,400
140,500	LMI Aerospace, Inc. *	1,211,110
		2,233,510	4.32%
Communications Equipment, NEC
100,000	Vocera Communications, Inc. *	1,849,000	3.58%
Computer Communications Equipment
467,800	Extreme Networks, Inc. *	2,353,034	4.55%
Computer Peripheral Equipment, NEC
250,000	RadiSys Corporation *	1,107,500	2.14%
Electromedical & Electrotherapeutic Apparatus
1,300	Cutera, Inc. *	22,555	0.04%
Electronic Computers
30,000	Omnicell, Inc. *	1,017,000	1.97%
Footwear (No Rubber)
50,000	Caleres, Inc.	1,641,000	3.18%
Guided Missiles & Space Vehicles & Parts
150,000	Kratos Defense & Security Solutions, Inc. *	1,110,000	2.15%
Household Furniture
20,000	Hooker Furniture Corporation	759,000	1.47%
Millwood, Veneer, Plywood, & Structural Wood Members
80,000	Ply Gem Holdings, Inc. *	1,300,000	2.52%
Miscellaneous Manufacturing Industries
146,542	Summer Infant, Inc. *	293,084	0.57%
Motor Vehicles & Passenger Car Bodies
100,000	Federal Signal Corporation	1,561,000	3.02%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
400,000	RTI Surgical, Inc. *	1,300,000	2.52%
Pharmaceutical Preparations
100,000	Nature's Sunshine Products	1,500,000	2.90%
Printed Circuit Boards
100,000	TTM Technologies, Inc. *	1,363,000	2.64%
Radio & TV Broadcasting & Communications Equipment
200,000	Mitel Networks Corporation * (Canada)	1,360,000	2.63%
Retail - Apparel & Accessory Stores
120,000	Citi Trends, Inc.	2,260,800
80,000	Francesca’s Holdings Corporation *	1,442,400
135,800	Vince Holding Corp. *	549,990
		4,253,190	8.23%
Retail - Catalog & Mail-Order Houses
43,567	PC Connection, Inc.	1,223,797
10,000	PCM, Inc. *	225,000
		1,448,797	2.80%
Retail - Furniture Stores
40,000	Haverty Furniture Companies, Inc.	948,000	1.83%
Retail - Retail Stores, NEC
88,000	Kirkland's, Inc.	1,364,880	2.64%
Retail - Women's Clothing Stores
550,000	New York & Company, Inc. *	1,248,500	2.42%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Annual Report 19

Paradigm Micro-Cap Fund
		Schedule of Investments
		December 31, 2016
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Semiconductors & Related Devices
340,000	EMCORE Corporation *	$2,958,000
40,000	Finisar Corporation *	1,210,800
100,000	Lattice Semiconductors Corporation *	736,000
60,000	MaxLinear, Inc. - Class A *	1,308,000
200,000	Oclaro, Inc. *	1,790,000
		8,002,800	15.49%
Services - Computer Integrated Systems Design
160,000	Allscripts Healthcare Solutions, Inc. *	1,633,600
120,000	Quality Systems, Inc. *	1,578,000
		3,211,600	6.22%
Services - Equipment Rental & Leasing, NEC
40,000	Neff Corporation *	564,000	1.09%
Services - Management Services
600,000	Accretive Health, Inc. *	1,350,000	2.61%
Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	918,000	1.78%
Surgical & Medical Instruments & Apparatus
20,000	AtriCure, Inc. *	391,400
200,000	Avinger, Inc. *	740,000
60,000	Globus Medical, Inc. - Class A *	1,488,600
180,000	MiMedx Group, Inc. *	1,594,800
		4,214,800	8.16%
Telephone & Telegraph Apparatus
160,000	Shoretel, Inc. *	1,144,000	2.21%
Wholesale - Lumber & Other Construction Materials
50,000	Huttig Building Products, Inc. *	330,500	0.64%
Total for Common Stocks (Cost $41,220,392)		$49,768,750	96.32%
CONTINGENT VALUE RIGHTS
50,000	Synergetics USA, Inc. * +	-	0.00%
	(Cost $0)
MONEY MARKET FUNDS
2,111,879	SEI Daily Income Trust Government Fund CL A 0.32% **	2,111,879	4.09%
	(Cost $2,111,879)
Total Investment Securities		51,880,629	100.41%
	(Cost $43,332,271) ****
Liabilities in Excess of Other Assets		(210,730)	-0.41%

Net Assets		$51,669,899	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at December 31, 2016.
*** At December 31, 2016, tax basis cost of the Fund’s investments was $43,332,271 and the unrealized appreciation and depreciation were $10,462,632 and ($1,914,274), respectively, with a net unrealized appreciation of $8,548,358.
+ Under the terms of the Contingent Value Rights (“CVR”), the holder has the right to receive cash pay-
ments of between $0.50 and $1.00 if Synergetic’s ophthalmology business achieves certain revenue per-
formance milestones.

The accompanying notes are an integral part of these financial statements.

2016 Annual Report 20

Paradigm Funds

Statements of Assets and Liabilities	Value	Select
December 31, 2016	Fund	Fund

Assets:
Investment Securities at Fair Value*	$62,183,384	$23,399,304
Cash	-	279
Receivable for Fund Shares Sold	1,022	-
Dividends Receivable	73,980	3,981
Interest Receivable	215	269
Total Assets	62,258,601	23,403,833
Liabilities:
Payable for Fund Shares Redeemed	47,960	-
Payable for Securities Purchased	34,563	512,379
Payable to Advisor	80,049	22,377
Total Liabilities	162,572	534,756
Net Assets	$62,096,029	$22,869,077
Net Assets Consist of:
Paid In Capital	$37,893,571	$19,888,146
Accumulated Realized Loss on Investments - Net	(46,914)	(46,817)
Unrealized Appreciation in Value of Investment Securities - Net	24,249,372	3,027,748
Net Assets	$62,096,029	$22,869,077

Net Asset Value, Offering and Redemption Price (Note 2)	$48.10	$33.49

* Investments at Identified Cost	$37,934,012	$20,371,556

Shares Outstanding (Unlimited number of shares	1,290,929	682,951
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2016

Investment Income:
Dividends (Net of foreign withholding taxes** of $0 and $0, respectively)	$865,214	$83,265
Interest	2,098	2,258
Total Investment Income	867,312	85,523
Expenses:
Investment Advisor Fees	1,202,039	126,540
Total Expenses	1,202,039	126,540
Less: Expenses Waived	(300,510)	(29,526)
Net Expenses	901,529	97,014

Net Investment Loss	(34,217)	(11,491)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	3,302,080	167,631
Net Change in Unrealized Appreciation on Investments	5,946,334	1,605,144
Net Realized and Unrealized Gain on Investments	9,248,414	1,772,775

Net Increase in Net Assets from Operations	$9,214,197	$1,761,284

** Foreign withholding taxes on foreign dividends have been provid-
ed for in accordance with the Funds’ understanding of the applica-
ble country’s tax rules and rates.

The accompanying notes are an integral part of these
financial statements.

2016 Annual Report 21

Paradigm Funds

Statements of Assets and Liabilities	Opportunity	Micro-Cap
December 31, 2016	Fund	Fund

Assets:
Investment Securities at Fair Value*	$6,711,733	$51,880,629
Dividends Receivable	849	18,313
Interest Receivable	34	110
Total Assets	6,712,616	51,899,052
Liabilities:
Payable for Fund Shares Redeemed	-	30,435
Payable for Securities Purchased	6,744	143,100
Payable to Advisor	7,142	55,618
Total Liabilities	13,886	229,153
Net Assets	$6,698,730	$51,669,899
Net Assets Consist of:
Paid In Capital	$4,141,375	$43,120,699
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(188,471)	842
Unrealized Appreciation in Value of Investment Securities - Net	2,745,826	8,548,358
Net Assets	$6,698,730	$51,669,899

Net Asset Value, Offering and Redemption Price (Note 2)	$35.68	$29.89

* Investments at Identified Cost	$3,965,907	$43,332,271

Shares Outstanding (Unlimited number of shares	187,737	1,728,738
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2016

Investment Income:
Dividends (Net of foreign withholding taxes** of $0 and $0, respectively)	$71,101	$255,352
Interest	357	2,466
Total Investment Income	71,458	257,818
Expenses:
Investment Advisor Fees	121,796	558,064
Total Expenses	121,796	558,064
Less: Expenses Waived	(45,674)	-
Net Expenses	76,122	558,064

Net Investment Loss	(4,664)	(300,246)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	53,024	2,286,331
Net Change in Unrealized Appreciation on Investments	807,613	9,440,597
Net Realized and Unrealized Gain on Investments	860,637	11,726,928

Net Increase in Net Assets from Operations	$855,973	$11,426,682

** Foreign withholding taxes on foreign dividends have been provid-
ed for in accordance with the Funds’ understanding of the applica-
ble country’s tax rules and rates.

The accompanying notes are an integral part of these
financial statements.

2016 Annual Report 22

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund

	1/1/2016	1/1/2015	1/1/2016	1/1/2015
	to	to	to	to
	12/31/2016	12/31/2015	12/31/2016	12/31/2015
From Operations:
Net Investment Income (Loss)	$(34,217)	$(36,184)	$(11,491)	$12,404
Net Realized Gain on Investments	3,302,080	10,102,364	167,631	455,515
Change in Net Unrealized Appreciation	5,946,334	(8,943,339)	1,605,144	(502,967)
Increase (Decrease) in Net Assets from Operations	9,214,197	1,122,841	1,761,284	(35,048)
From Distributions to Shareholders:
Net Investment Income	-	-	(3,424)	(9,124)
Net Realized Gain from Security Transactions	(2,927,866)	(8,355,645)	(165,344)	(456,985)
Total Distributions to Shareholders	(2,927,866)	(8,355,645)	(168,768)	(466,109)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,997,611	3,224,508	16,625,834	485,080
Proceeds from Redemption Fees (Note 2)	212	2,584	211	500
Shares Issued on Reinvestment of Dividends	2,812,610	8,044,376	166,931	446,727
Cost of Shares Redeemed	(17,931,904)	(33,269,143)	(915,039)	(1,569,443)
Net Increase (Decrease) from Shareholder Activity	(11,121,471)	(21,997,675)	15,877,937	(637,136)
Net Increase (Decrease) in Net Assets	(4,835,140)	(29,230,479)	17,470,453	(1,138,293)

Net Assets at Beginning of Period	66,931,169	96,161,648	5,398,624	6,536,917

Net Assets at End of Period	$62,096,029	$66,931,169	$22,869,077	$5,398,624

Accumulated Undistributed Net Investment Income	$-	$3,078	$-	$3,421

Share Transactions:
Issued	90,447	65,850	523,164	14,617
Reinvested	58,293	184,886	4,958	15,195
Redeemed	(413,801)	(684,272)	(30,738)	(47,255)
Net Increase (Decrease) in Shares	(265,061)	(433,536)	497,384	(17,443)
Shares Outstanding Beginning of Period	1,555,990	1,989,526	185,567	203,010
Shares Outstanding End of Period	1,290,929	1,555,990	682,951	185,567

The accompanying notes are an integral part of these financial statements.

2016 Annual Report 23

Paradigm Funds

Statements of Changes in Net Assets	Opportunity Fund		Micro-Cap Fund

	1/1/2016	1/1/2015	1/1/2016	1/1/2015
	to	to	to	to
	12/31/2016	12/31/2015	12/31/2016	12/31/2015
From Operations:
Net Investment Loss	$(4,664)	$(12,427)	$(300,246)	$(148,705)
Net Realized Gain (Loss) on Investments	53,024	(201,820)	2,286,331	395,501
Change in Net Unrealized Appreciation (Depreciation)	807,613	(86,400)	9,440,597	(5,063,818)
Increase (Decrease) in Net Assets from Operations	855,973	(300,647)	11,426,682	(4,817,022)
From Distributions to Shareholders:
Net Investment Income	-	-	-	-
Net Realized Gain from Security Transactions	-	(872)	(1,798,512)	(543,398)
Total Distributions to Shareholders	-	(872)	(1,798,512)	(543,398)
From Capital Share Transactions:
Proceeds From Sale of Shares	5,171	394,205	3,577,443	23,904,401
Proceeds from Redemption Fees (Note 2)	-	556	253	-
Shares Issued on Reinvestment of Dividends	-	870	1,796,975	543,357
Cost of Shares Redeemed	(181,798)	(768,997)	(5,727,837)	(2,792,347)
Net Increase (Decrease) from Shareholder Activity	(176,627)	(373,366)	(353,166)	21,655,411
Net Increase (Decrease) in Net Assets	679,346	(674,885)	9,275,004	16,294,991

Net Assets at Beginning of Period	6,019,384	6,694,269	42,394,895	26,099,904

Net Assets at End of Period	$6,698,730	$6,019,384	$51,669,899	$42,394,895

Accumulated Undistributed Net Investment Income	$-	$-	$-	$-

Share Transactions:
Issued	170	11,226	135,485	881,559
Reinvested	-	28	60,059	22,115
Redeemed	(5,747)	(22,648)	(209,844)	(113,529)
Net Increase (Decrease) in Shares	(5,577)	(11,394)	(14,300)	790,145
Shares Outstanding Beginning of Period	193,314	204,708	1,743,038	952,893
Shares Outstanding End of Period	187,737	193,314	1,728,738	1,743,038

The accompanying notes are an integral part of these financial statements.

2016 Annual Report 24

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund

Selected data for a share outstanding	1/1/2016		1/1/2015		1/1/2014		1/1/2013	1/1/2012
throughout the period:	to		to		to		to	to
	12/31/2016		12/31/2015		12/31/2014		12/31/2013	12/31/2012
Net Asset Value - Beginning of Period	$43.02		$48.33		$56.37		$56.47	$52.54
Net Investment Income (Loss) (a)	(0.02)		(0.02)		(0.05)		(0.19)	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	7.46		0.74		1.50		12.45	4.01
Total from Investment Operations	7.44		0.72		1.45		12.26	4.16
Distributions (From Net Investment Income)	-		-		-		-	(0.16)
Distributions (From Capital Gains)	(2.36)		(6.03)		(9.49)		(12.37)	-
Distributions (From Return of Capital)	-		-		-		-	(0.07)
Total Distributions	(2.36)		(6.03)		(9.49)		(12.37)	(0.23)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	0.01	-	+
Net Asset Value - End of Period	$48.10		$43.02		$48.33		$56.37	$56.47
Total Return (b)	17.29%		1.35%		2.44%		21.82%	7.93%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$62,096		$66,931		$96,162		$133,113	$244,606
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.00%		2.00%		1.97%		1.91%	1.84%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.50%		1.50%		1.50%		1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.06)%		(0.05)%		(0.09)%		(0.31)%	0.26%
Portfolio Turnover Rate	12.68%		14.35%		31.47%		48.01%	62.22%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund

Selected data for a share outstanding throughout the period:	1/1/2016		1/1/2015		1/1/2014		1/1/2013		1/1/2012
	to		to		to		to		to
	12/31/2016		12/31/2015		12/31/2014		12/31/2013		12/31/2012
Net Asset Value - Beginning of Period	$29.09		$32.20		$37.05		$32.50		$30.24
Net Investment Income (a)	(0.04)		0.07		-	+	0.06		0.24
Net Gain (Loss) on Securities (Realized and Unrealized)	4.69		(0.45)		2.98		9.29		2.49
Total from Investment Operations	4.65		(0.38)		2.98		9.35		2.73
Distributions (From Net Investment Income)	(0.01)		(0.05)		-		(0.05)		(0.28)
Distributions (From Capital Gains)	(0.24)		(2.68)		(7.83)		(4.75)		(0.19)
Total Distributions	(0.25)		(2.73)		(7.83)		(4.80)		(0.47)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-		-	+	-	+

Net Asset Value - End of Period	$33.49		$29.09		$32.20		$37.05		$32.50
Total Return (b)	15.98%		(1.26)%		7.86%		28.83%		9.07%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$22,869		$5,399		$6,537		$8,181		$9,462
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%		1.50%		1.50%		1.50%		1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.15%		1.15%		1.15%		1.15%		1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.14)%		0.21%		0.00%	+	0.16%		0.73%
Portfolio Turnover Rate	31.47%		19.57%		36.25%		46.80%		86.71%

(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005/0.005% .

The accompanying notes are an integral part of these financial statements.

2016 Annual Report 25

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund

Selected data for a share outstanding throughout the period:	1/1/2016	1/1/2015		1/1/2014		1/1/2013	1/1/2012
	to	to		to		to	to
	12/31/2016	12/31/2015		12/31/2014		12/31/2013	12/31/2012
Net Asset Value - Beginning of Period	$31.14	$32.70		$31.25		$26.44	$25.04
Net Investment Loss (a)	(0.02)	(0.06)		(0.05)		(0.08)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	4.56	(1.50)		3.27		6.82	1.71
Total from Investment Operations	4.54	(1.56)		3.22		6.74	1.68
Distributions (From Net Investment Income)	-	-		-		-	-
Distributions (From Capital Gains)	-	-	+	(1.77)		(1.93)	(0.28)
Distributions (From Return of Capital)	-	-		-		-	-	+
Total Distributions	-	-		(1.77)		(1.93)	(0.28)
Proceeds from Redemption Fee (Note 2)	-	-	+	-	+	-	-
Net Asset Value - End of Period	$35.68	$31.14		$32.70		$31.25	$26.44
Total Return (b)	14.58%	(4.76)%		10.28%		25.54%	6.72%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,699	$6,019		$6,694		$6,036	$4,807
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.00%	2.00%		2.00%		2.00%	2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.25%	1.25%		1.25%		1.25%	1.33%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.08)%	(0.19)%		(0.15)%		(0.28)%	(0.10)%
Portfolio Turnover Rate	10.65%	16.21%		7.59%		44.00%	61.11%

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund

Selected data for a share outstanding throughout the period:	1/1/2016		1/1/2015	1/1/2014	1/1/2013	1/1/2012
	to		to	to	to	to
	12/31/2016		12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net Asset Value - Beginning of Period	$24.32		$27.39	$30.35	$23.24	$21.01
Net Investment Income (Loss) (a)	(0.18)		(0.11)	(0.17)	(0.06)	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	6.83		(2.64)	0.74	9.69	2.23
Total from Investment Operations	6.65		(2.75)	0.57	9.63	2.32
Distributions (From Net Investment Income)	-		-	-	-	(0.09)
Distributions (From Capital Gains)	(1.08)		(0.32)	(3.53)	(2.52)	-
Total Distributions	(1.08)		(0.32)	(3.53)	(2.52)	(0.09)
Proceeds from Redemption Fee (Note 2)	-	+	-	-	-	-	+
Net Asset Value - End of Period	$29.89		$24.32	$27.39	$30.35	$23.24
Total Return (b)	27.33%		(10.05)%	1.81%	41.41%	11.06%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$51,670		$42,395	$26,100	$27,210	$17,598
Ratio of Expenses to Average Net Assets	1.25%		1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.67)%		(0.41)%	(0.58)%	(0.21)%	0.38%
Portfolio Turnover Rate	88.88%		70.95%	101.19%	70.07%	60.47%

(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

2016 Annual Report 26

NOTES TO FINANCIAL STATEMENTS
PARADIGM FUNDS
December 31, 2016

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002 that may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) and Paradigm Opportunity Fund (“Opportunity”) both commenced operations on January 1, 2005 with long-term capital appreciation as their objective. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Prior to December 27, 2011, the principal investment strategy of the Fund was to invest primarily in the common stocks of small, mid or large capitalization companies that the Advisor (defined below) believed had the potential for capital appreciation. Value, Select, Opportunity and Micro-Cap are all diversified funds. The advisor to Value, Select, Opportunity and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION: The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the fiscal year ended December 31, 2016 proceeds from redemption fees were $212, $211, $0 and $253 for Value, Select, Opportunity and Micro-Cap, respectively.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax posi-

2016 Annual Report 27

Notes to Financial Statements - continued

tions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended December 31, 2016, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund. At December 31, 2016, the following permanent adjustments were recorded. Such adjustments were attributed to the reclassification of net investment loss, distribution adjustments and the usage of equalization for tax purposes.

Value
Paid In Capital	$365,515
Accumulated Undistributed Net Investment Income	$31,139
Accumulated Realized Loss on Investments - Net	($396,654)

Select
Accumulated Undistributed Net Investment Income	$11,494
Accumulated Realized Loss on Investments - Net	($11,494)

Opportunity
Paid In Capital	($4,664)
Accumulated Undistributed Net Investment Income	$4,664

Micro-Cap
Accumulated Undistributed Net Investment Income	$300,246
Accumulated Undistributed Realized Gain on Investments - Net	($300,246)

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

2016 Annual Report 28

Notes to Financial Statements - continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, real estate investment trusts and contingent value rights).Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value the Funds’ assets measured at fair value as of December 31, 2016:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$55,285,533	$ -	$ -	$55,285,533
Real Estate Investment Trusts	4,376,835	-	-	4,376,835
Money Market Funds	2,521,016	-	-	2,521,016
Total	$62,183,384	$ -	$ -	$62,183,384

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$20,634,188	$ -	$ -	$20,634,188
Real Estate Investment Trusts	509,184	-	-	509,184
Money Market Funds	2,255,932	-	-	2,255,932
Total	$23,399,304	$ -	$ -	$23,399,304

Opportunity:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,069,023	$ -	$ -	$6,069,023
Real Estate Investment Trusts	276,624	-	-	276,624
Money Market Funds	366,086	-	-	366,086
Total	$6,711,733	$ -	$ -	$6,711,733

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$49,768,750	$ -	$ -	$49,768,750
Contingent Value Rights	-	-	-	-
Money Market Funds	2,111,879	-	-	2,111,879
Total	$51,880,629	$ -	$ -	$51,880,629

2016 Annual Report 29

Notes to Financial Statements - continued

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the fiscal year ended December 31, 2016. There were no transfers into or out of the levels during the fiscal year ended December 31, 2016. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in derivative instruments during the fiscal year ended December 31, 2016.

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940 (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50% of the average daily net assets from Select; 2.00% of the average daily net assets from Opportunity; and 1.25% of the average daily net assets from Micro-Cap. Value pays the Advisor an annual investment management fee of 2.00% of the average daily net assets on assets up to and including $100 million and 1.75% of the average daily net assets over $100 million. As a result of the above calculations, for the fiscal year ended December 31, 2016, the Advisor earned management fees (before the waivers described below) totaling $1,202,039, $126,540, $121,796 and $558,064 for Value, Select, Opportunity, and Micro-Cap, respectively. At December 31, 2016, $80,049, $22,377, $7,142 and $55,618 was due to the Advisor from Value, Select, Opportunity and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse Value, Select and Opportunity to the extent necessary to maintain total annual operating expenses of the Funds (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.50%, 1.15% and 1.25%, respectively, of daily net assets through April 30, 2017. The Advisor waived $300,510, $29,526 and $45,674 for the fiscal year ended December 31, 2016 for Value, Select and Opportunity, respectively. There is no recapture provision to these waivers.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $8,000, for a total of $24,000, in Trustees fees for the fiscal year ended December 31, 2016 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the fiscal year ended December 31, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Value	Select	Opportunity	Micro-Cap
Purchases	$7,502,837	$16,660,987	$624,698	$38,373,240
Sales	$23,988,082	$2,478,010	$832,798	$41,086,984

There were no purchases or sales of U.S. Government obligations.

7.) CAPITAL SHARES
At December 31, 2016, the Trust was authorized to issue an unlimited number of shares of beneficial interest. The following are the shares issued and paid in capital outstanding for the Funds at December 31, 2016:

	Value	Select	Opportunity	Micro-Cap
Shares Issued
and Outstanding	1,290,929	682,951	187,737	1,728,738
Paid in Capital	$37,893,571	$19,888,146	$4,141,375	$43,120,699

2016 Annual Report 30

Notes to Financial Statements - continued

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. At December 31, 2016, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 39.13% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 62.93%, of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 94.46%, of Opportunity, and therefore may be deemed to control Opportunity. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 60.66% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

9.) TAX MATTERS
For federal income tax purposes, at December 31, 2016 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Opportunity	Micro-Cap
Cost of Investments	$38,071,347	$20,422,484	$3,988,010	$43,332,271

Gross Unrealized Appreciation	$25,871,389	$3,343,962	$2,856,646	$10,462,632
Gross Unrealized Depreciation	($1,759,352)	($367,142)	($132,923)	($1,914,274)
Net Unrealized Appreciation
(Depreciation) on Investments	$24,112,037	$2,976,820	$2,723,723	$8,548,358

The tax character of distributions paid during the fiscal years ended December 31, 2016 and 2015 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2016	December 31, 2015
PARADIGM VALUE FUND
Ordinary Income	$ 1,242,103	$ 351,550
Long-term Capital Gain	1,685,763	8,004,095
	$ 2,927,866	$ 8,355,645

PARADIGM SELECT FUND
Ordinary Income	$ 138,692	$ 71,087
Long-term Capital Gain	30,076	395,022
	$ 168,768	$ 466,109

PARADIGM OPPORTUNITY FUND
Ordinary Income	$ -	$ 872
Long-term Capital Gain	-	-
	$ -	$ 872
PARADIGM MICRO-CAP FUND
Ordinary Income	$ 1,798,512	$ 11,095
Long-term Capital Gain	-	532,303
	$ 1,798,512	$ 543,398

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Value	Select
Undistributed ordinary income	$38,050	$4,111
Undistributed capital gain	52,371	-
Unrealized appreciation	24,112,037	2,976,820
	$24,202,458	$2,980,931

	Opportunity	Micro-Cap
Undistributed ordinary income	$-	$842
Undistributed capital loss	(166,368)	-
Unrealized appreciation	2,723,723	8,548,358
	$2,557,355	$8,549,200

2016 Annual Report 31

Notes to Financial Statements - continued

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales.

10.) CAPITAL LOSS CARRYFORWARDS
As of December 31, 2016, Opportunity had available for federal tax purposes an unused capital loss carry-forward of $166,368, of which $42,136 is short-term with no expiration and $124,232 is long-term with no expiration. During the year ended December 31, 2016, Opportunity utilized $52,778 of capital loss carryfor-wards.

11.) PROXY VOTING RESULTS (Unaudited)
On November 30, 2016, a special meeting of the shareholders of the Funds was held at the offices of Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 for the following purpose:

          1. The election of four Trustees to the Board of Trustees of Paradigm Funds.

Below are the voting results from the special meeting:

	For Approval	Withheld
1. Gary Greenhouse:	3,084,717	43,135
2. Peter Heerwagen:	3,082,810	45,042
3. Richard Koskey:	3,089,161	38,691
4. George Philip:	3,085,929	41,923

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2016 Annual Report 32

DISCLOSURE OF EXPENSES
(Unaudited)

     The ongoing costs to shareholders associated with the Paradigm Value Fund, Paradigm Select Fund, Paradigm Opportunity Fund and Paradigm Micro-Cap Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on July 1, 2016 and held through December 31, 2016.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2016 to
	July 1, 2016	December 31, 2016	December 31, 2016

Actual	$1,000.00	$1,208.26	$8.33

Hypothetical	$1,000.00	$1,017.60	$7.61
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

PARADIGM SELECT FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2016 to
	July 1, 2016	December 31, 2016	December 31, 2016

Actual	$1,000.00	$1,169.82	$6.27

Hypothetical	$1,000.00	$1,019.36	$5.84
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2016 Annual Report 33

Disclosure of Expenses (Unaudited) - continued

PARADIGM OPPORTUNITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2016 to
	July 1, 2016	December 31, 2016	December 31, 2016

Actual	$1,000.00	$1,161.08	$6.79

Hypothetical	$1,000.00	$1,018.85	$6.34
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

PARADIGM MICRO-CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2016 to
	July 1, 2016	December 31, 2016	December 31, 2016

Actual	$1,000.00	$1,280.69	$7.17

Hypothetical	$1,000.00	$1,018.85	$6.34
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2016 Annual Report 34

ADDITIONAL INFORMATION
December 31, 2016

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
(Unaudited)

     The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES
(Unaudited)

     Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

     Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

     You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2016 Annual Report 35

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2016 Annual Report 36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Paradigm Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Paradigm Funds, comprising Paradigm Value Fund, Paradigm Select Fund, Paradigm Opportunity Fund, and Paradigm Micro-Cap Fund (the “Funds”) as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Paradigm Funds as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 24, 2017

2016 Annual Report 37

TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust as of December 31, 2016.

Interested Trustees and Officers

				Number of	Other
Name,	Position(s)	Term of	Principal	Portfolios	Directorships
Address[1],	Held with	Office and	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	the Trust	Length of	During the	By	During the
		Time Served	Past 5 Years	Trustee	Past 5 Years

Candace King	President	Indefinite Term,	Co-Portfolio Manager of Paradigm Micro-Cap Fund since	4	None
Weir[2], (1944)	and Trustee	Since 2002	2011, Paradigm Value Fund, Paradigm Select Fund and
Paradigm Opportunity Fund since February 2013;
Director, President, Chief Investment Officer, and Portfolio
Manager of Paradigm Capital Management, Inc. since
1994; Director and President of C.L. King & Associates,
Inc. since 1972; Managing Member of PCM Ventures, LLC
since 1996, PCM Ventures International LLC since 2001,
PCM Ventures II, LLC since 2003, and PCM Ventures III,
LLC since 2010; Chief Executive Officer and Director of
PCM Advisors LLC 2004-2012, Paradigm Funds Advisors
LLC since 2005, and Paradigm Capital Management
Growth Advisors, Inc. 2007-2012.

Amelia F. Weir	Secretary	Indefinite Term,	Co-Portfolio Manager of Paradigm Micro-Cap Fund since	N/A	N/A
(1975)		Since 2009	2011, Paradigm Value Fund, Paradigm Select Fund and
Paradigm Opportunity Fund since February 2013;
Portfolio Manager and Director of Research Paradigm
Capital Management (2008 - current).

Carl A. Florio,	Trustee	Indefinite Term,	Director and Vice Chairman of Paradigm Funds Advisor	4	Director,
CPA[3], (1948)		Since 2005	LLC and affiliated entities (2008 - current).		American Bio
Medical; Dir.,
First Niagara
Financial Group

Robert A.	Treasurer,	Indefinite Term,	SVP and CFO of Paradigm Funds Advisor LLC and affili-	N/A	N/A
Benton, (1954)	Chief	Treasurer and	ated advisors (May 2006 - current), SVP and CFO of C.L.
	Financial	Chief Financial	King & Associates, a registered broker dealer (February
	Officer, and	Officer Since	2001 - current); SVP and CFO of Paradigm Capital
	Chief	2002, Chief	Management, Inc. (February 2001 - March 2004); May 2006
	Compliance	Compliance	- current.
	Officer	Officer Since
June 2016

Independent Trustees

		Term of	Principal	Number of	Other
Name,	Position(s)	Office and	Occupation(s)	Portfolios	Directorships
Address[1],	Held with	Length of	During	Overseen	During the
and Year of Birth	the Trust	Time Served	Past 5 Years	By Trustee	Past 5 Years

Gary Greenhouse	Trustee	Indefinite Term,	Founder and President, Dr. Woods Products (a con-	4	None
(1943)		Since 2016	sumer products company) (2006 - current); Founder and
			Managing Partner, Sylvia Woods Food Company (2000 -
			current).

Peter H.	Trustee	Indefinite Term,	Peter H. Heerwagen, Attorney at Law (2009 - current).	4	None
Heerwagen		Since 2009
(1945)

Richard Koskey,	Trustee	Indefinite Term,	Shareholder, Pattison, Koskey, Hose & Bucci, CPAs,	4	Director,
CPA		Since 2016	P.C., (1968 - current).		American Bio
(1939)					Medica
					Corporation

William P.	Trustee	Indefinite Term,	Chief Executive Officer of Bright Hub, Inc. (2006 - cur-	4	Director, MTI
Phelan[4], CPA		Since 2007	rent).		Micro
(1956)

George M. Philip	Trustee	Indefinite Term,	Retired (2013 - current); President, University of Albany,	4	Director, First
(1947)		Since 2016	State University of New York (2007 - 2013).		Niagara
					Financial Group

[1] The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

2 Candace King Weir is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as
amended, by virtue of her affiliation with the Trust’s investment advisor, Paradigm Funds Advisor LLC.

3 Carl A. Florio is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, because he is an officer of the Trust’s investment advisor, Paradigm Funds Advisor LLC. Carl A. Florio is a member of the Board of
Directors of a non-profit foundation that retains Paradigm Capital Management, Inc. to manage a portion of the foundation’s assets.
Candace King Weir is a Director and the President of Paradigm Capital Management, Inc.; and an interested Trustee of the Trust; and
CEO of the Trust’s investment advisor, Paradigm Funds Advisor LLC.

[4] William P. Phelan is a limited partner in PCM Partners, LP II. As of December 31, 2016 he owned 1.19% of the PCM Partners, LP II part-
nership, the value of which was $2.95 million. Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and CEO of the Trust’s investment advisor, Paradigm Funds Advisor LLC.

The Statement of Additional Information includes additional information about the Funds’ Trustees and may be obtained without charge by calling 1-800-239-0732.

2016 Annual Report 38

Board of Trustees
Carl A. Florio
Gary Greenhouse
Peter H. Heerwagen
Candace King Weir
Richard Koskey
William P. Phelan
George Philip

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Hts., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Phalen is an audit committee financial expert. Mr. Phalen is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/16	FYE 12/31/15
Audit Fees	$37,400	$37,400
Audit-Related Fees	$0	$0
Tax Fees	$10,000	$11,000
All Other Fees	$1,800	$1,800

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 12/31/16	FYE 12/31/15
Registrant	$11,800	$12,800
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: 2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: 2/24/2017

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: 2/24/2017